DISCONTINUED OPERATIONS - Schedule of Assets and Liabilities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Prepaid expenses - current portion			$ 20,000
Deposits in real estate under contract		82,145
Deposit			3,500
Real estate held for sale		1,035,570
Assets of discontinued operations		1,117,715	23,500
Liabilities:
Accounts payables and accrued expenses	30,664	30,664
Liabilities of discontinued operations	$ 30,664	$ 30,664